SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 23:             SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On April 7, 2011 and June 8, 2012, the Company completed its offerings of Senior Notes. The Senior Notes are jointly and severally, fully and unconditionally guaranteed on a senior secured basis by certain of the Company’s current and future domestic subsidiaries, each of which is 100% owned by Fifth & Pacific Companies, Inc. (the “Parent Company Issuer”). The Senior Notes and the guarantees are secured on a first-priority basis by a lien on certain of the Company’s trademarks and on a second-priority basis by the other assets of the Company and of the guarantors that secure the Company’s Amended Agreement.

The following tables present the Condensed Consolidating Balance Sheets of the Parent Company Issuer, its guarantor subsidiaries and its non-guarantor subsidiaries as of December 31, 2011 and January 1, 2011, the Condensed Consolidating Statements of Operations for the years ended December 31, 2011, January 1, 2011 and January 2, 2010, the Condensed Consolidating Statements of Comprehensive Loss for the years ended December 31, 2011, January 1, 2011 and January 2, 2010 and the Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2011, January 1, 2011 and January 2, 2010.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X Rule 3-10 and Article 10. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$144,783	$20,302	$15,016	$(165)	$179,936
Accounts receivable - trade, net	118	106,253	13,180	-	119,551
Inventories, net	-	184,109	9,234	-	193,343
Deferred income taxes	-	-	165	-	165
Other current assets	25,353	27,347	6,050	-	58,750
Total current assets	170,254	338,011	43,645	(165)	551,745

Property and Equipment, Net	43,123	176,967	18,574	-	238,664
Goodwill and Intangibles, Net	-	116,306	2,567	-	118,873
Investments in Consolidated Subsidiaries	315,151	60,482	-	(375,633)	-
Intercompany Receivable	-	2,290	-	(2,290)	-
Other Assets	8,645	18,106	13,971	-	40,722
Total Assets	$537,173	$712,162	$78,757	$(378,088)	$950,004

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,476	$-	$-	$-	$4,476
Convertible Senior Notes	60,270	-	-	-	60,270
Accounts payable	18,213	112,583	13,429	(165)	144,060
Intercompany payable	25,117	1,668	72,819	(99,604)	-
Accrued expenses	78,502	125,810	13,034	-	217,346
Income taxes payable	-	195	610	-	805
Deferred income taxes	-	-	16	-	16
Total current liabilities	186,578	240,256	99,908	(99,769)	426,973

Long-Term Debt	381,569	-	-	-	381,569
Intercompany Payable	-	-	16,912	(16,912)	-
Other Non-Current Liabilities	78,012	145,607	13,077	-	236,696
Deferred Income Taxes	-	13,300	452	-	13,752
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(108,986)	312,999	(51,592)	(261,407)	(108,986)
Total Liabilities and Stockholders’ (Deficit) Equity	$537,173	$712,162	$78,757	$(378,088)	$950,004

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

January 1, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$3,422	$4,206	$23,606	$(8,520)	$22,714
Accounts receivable - trade, net	1,408	141,239	65,434	-	208,081
Inventories, net	1,015	191,956	96,468	-	289,439
Deferred income taxes	-	-	3,916	-	3,916
Intercompany receivable	74,194	-	-	(74,194)	-
Other current assets	30,396	23,018	34,359	-	87,773
Total current assets	110,435	360,419	223,783	(82,714)	611,923

Property and Equipment, Net	62,033	203,774	109,722	-	375,529
Goodwill and Intangibles, Net	-	143,890	84,220	-	228,110
Deferred Income Taxes	-	-	3,217	-	3,217
Investments in Consolidated Subsidiaries	567,431	240,127	-	(807,558)	-
Intercompany Receivable	-	153,585	-	(153,585)	-
Other Assets	11,532	14,819	12,529	-	38,880
Total Assets	$751,431	$1,116,614	$433,471	$(1,043,857)	$1,257,659

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$25,577	$-	$1,374	$-	$26,951
Convertible Senior Notes	74,542	-	-	-	74,542
Accounts payable	31,567	100,025	72,469	(8,520)	195,541
Intercompany payable	-	11,033	63,100	(74,133)	-
Accrued expenses	74,404	114,766	79,435	-	268,605
Income taxes payable	-	245	2,103	-	2,348
Deferred income taxes	-	4,715	178	-	4,893
Total current liabilities	206,090	230,784	218,659	(82,653)	572,880

Long-Term Debt	476,319	-	-	-	476,319
Intercompany Payable	43,376	-	110,209	(153,585)	-
Other Non-Current Liabilities	47,327	121,039	28,991	-	197,357
Deferred Income Taxes	-	13,075	19,709	-	32,784
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(21,681)	751,716	55,903	(807,619)	(21,681)
Total Liabilities and Stockholders’ (Deficit) Equity	$751,431	$1,116,614	$433,471	$(1,043,857)	$1,257,659

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Fiscal Year Ended December 31, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$63,871	$1,391,244	$63,606	$-	$1,518,721
Cost of goods sold	53,995	629,201	26,134	-	709,330
Gross Profit	9,876	762,043	37,472	-	809,391
Selling, general & administrative expenses	235,800	807,559	(19,698)	(119,042)	904,619
Impairment of intangible assets	-	859	165	-	1,024
Operating (Loss) Income	(225,924)	(46,375)	57,005	119,042	(96,252)
Other income (expense), net	3,323	(5,672)	2,631	-	282
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	421,441	39,392	-	(460,833)	-
(Loss) gain on sales of trademarks, net	(62)	287,041	-	-	286,979
Gain on extinguishment of debt, net	5,157	-	-	-	5,157
Interest (expense) income, net	(58,346)	4,001	(2,843)	-	(57,188)
Income (Loss) Before Provision (Benefit) for Income Taxes	145,589	278,387	56,793	(341,791)	138,978
Provision (benefit) for income taxes	841	(5,893)	(718)	-	(5,770)
Income (Loss) from Continuing Operations	144,748	284,280	57,511	(341,791)	144,748
Discontinued operations, net of income taxes	(261,214)	135,066	(190,287)	-	(316,435)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(55,221)	(164,448)	-	219,669	-
Net (Loss) Income	$(171,687)	$254,898	$(132,776)	$(122,122)	$(171,687)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Fiscal Year Ended December 31, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(171,687)	$254,898	$(132,776)	$(122,122)	$(171,687)

Other Comprehensive Income (Loss), Net of Income Taxes	60,378	(343,394)	(61,636)	405,030	60,378
Comprehensive (Loss) Income	$(111,309)	$(88,496)	$(194,412)	$282,908	$(111,309)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Fiscal Year Ended January 1, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$148,628	$1,411,195	$63,412	$-	$1,623,235
Cost of goods sold	117,929	686,630	27,380	-	831,939
Gross Profit	30,699	724,565	36,032	-	791,296
Selling, general & administrative expenses	90,094	728,946	31,035	(107)	849,968
Impairment of intangible assets	-	2,331	263	-	2,594
Operating (Loss) Income	(59,395)	(6,712)	4,734	107	(61,266)
Other income (expense), net	22,370	9,368	(5,049)	-	26,689
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(6,026)	(9,843)	-	15,869	-
Interest (expense) income, net	(56,120)	21,168	(20,789)	-	(55,741)
(Loss) Income Before Provision for Income Taxes	(99,171)	13,981	(21,104)	15,976	(90,318)
Provision for income taxes	191	6,312	2,541	-	9,044
(Loss) Income from Continuing Operations	(99,362)	7,669	(23,645)	15,976	(99,362)
Discontinued operations, net of income taxes	(5,477)	(22,668)	(124,802)	-	(152,947)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(147,470)	(130,753)	-	278,223	-
Net (Loss) Income	(252,309)	(145,752)	(148,447)	294,199	(252,309)
Net (loss) income attributable to the noncontrolling interest	(842)	(842)	-	842	(842)
Net (Loss) Income Attributable to Fifth & Pacific Companies, Inc.	$(251,467)	$(144,910)	$(148,447)	$293,357	$(251,467)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Fiscal Year Ended January 1, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(252,309)	$(145,752)	$(148,447)	$294,199	$(252,309)

Other Comprehensive Income (Loss), Net of Income Taxes	3,069	69,664	(13,340)	(56,324)	3,069
Comprehensive (Loss) Income	(249,240)	(76,088)	(161,787)	237,875	(249,240)
Comprehensive loss (income) attributable to the noncontrolling interest	842	842	-	(842)	842
Comprehensive (Loss) Income Attributable to Fifth & Pacific Companies, Inc.	$(248,398)	$(75,246)	$(161,787)	$237,033	$(248,398)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Fiscal Year Ended January 2, 2010

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$300,598	$1,575,871	$64,632	$(12,347)	$1,928,754
Cost of goods sold	252,802	794,833	38,277	(12,347)	1,073,565
Gross Profit	47,796	781,038	26,355	-	855,189
Selling, general & administrative expenses	142,556	1,102,786	20,958	(259,939)	1,006,361
Goodwill impairment	-	-	2,785	-	2,785
Impairment of other intangible assets	-	13,799	423	-	14,222
Operating (Loss) Income	(94,760)	(335,547)	2,189	259,939	(168,179)
Other (expense) income, net	(27,419)	14,477	6,115	-	(6,827)
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(6,074)	3,149	-	2,925	-
Interest (expense) income, net	(62,859)	22,198	(18,269)	-	(58,930)
(Loss) Income Before (Benefit) Provision for Income Taxes	(191,112)	(295,723)	(9,965)	262,864	(233,936)
(Benefit) provision for income taxes	(67,189)	(43,487)	663	-	(110,013)
(Loss) Income from Continuing Operations	(123,923)	(252,236)	(10,628)	262,864	(123,923)
Discontinued operations, net of income taxes	(4,369)	(22,299)	(155,819)	-	(182,487)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(178,118)	(147,522)	-	325,640	-
Net (Loss) Income	(306,410)	(422,057)	(166,447)	588,504	(306,410)
Net (loss) income attributable to the noncontrolling interest	(681)	(681)	-	681	(681)
Net (Loss) Income Attributable to Fifth & Pacific Companies, Inc.	$(305,729)	$(421,376)	$(166,447)	$587,823	$(305,729)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Fiscal Year Ended January 2, 2010

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(306,410)	$(422,057)	$(166,447)	$588,504	$(306,410)

Other Comprehensive (Loss) Income, Net of Income Taxes	(2,655)	61,707	(9,593)	(52,114)	(2,655)
Comprehensive (Loss) Income	(309,065)	(360,350)	(176,040)	536,390	(309,065)
Comprehensive loss (income) attributable to the noncontrolling interest	681	681	-	(681)	681
Comprehensive (Loss) Income Attributable to Fifth & Pacific Companies, Inc.	$(308,384)	$(359,669)	$(176,040)	$535,709	$(308,384)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Fiscal Year Ended December 31, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash provided by (used in) operating activities	$230,480	$(249,842)	$(6,021)	$8,355	$(17,028)

Cash Flows from Investing Activities:
Purchases of property and equipment	(32,962)	(32,557)	(8,134)	-	(73,653)
Net proceeds from dispositions	-	309,717	-	-	309,717
Payments for in-store merchandise shops	-	(2,942)	(517)	-	(3,459)
Investments in and advances to equity investees	-	(2,506)	-	-	(2,506)
Decrease (increase) in investments in and advances to consolidated subsidiaries	108,477	(86,954)	(21,523)	-	-
Other, net	60	(251)	626	-	435
Net cash provided by investing activities of discontinued operations	-	2,341	75,078	-	77,419
Net cash provided by investing activities	75,575	186,848	45,530	-	307,953

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	651,507	-	-	-	651,507
Repayment of borrowings under revolving credit agreement	(671,907)	-	-	-	(671,907)
Proceeds from issuance of Senior Secured Notes	220,094	-	-	-	220,094
(Decrease) increase in intercompany loans	(99,119)	129,104	(29,985)	-	-
Repayment of Euro Notes	(309,159)	-	-	-	(309,159)
Principal payments under capital lease obligations	(4,216)	-	-	-	(4,216)
Proceeds from exercise of stock options	304	-	-	-	304
Payment of deferred financing fees	(11,000)	-	(168)	-	(11,168)
Other, net	(805)	-	-	-	(805)
Net cash used in financing activities of discontinued operations	-	-	(2,663)	-	(2,663)
Net cash (used in) provided by financing activities	(224,301)	129,104	(32,816)	-	(128,013)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	59,607	(50,014)	(15,283)	-	(5,690)

Net Change in Cash and Cash Equivalents	141,361	16,096	(8,590)	8,355	157,222
Cash and Cash Equivalents at Beginning of Period	3,422	4,206	23,606	(8,520)	22,714
Cash and Cash Equivalents at End of Period	$144,783	$20,302	$15,016	$(165)	$179,936

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Fiscal Year Ended January 1, 2011

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash provided by (used in) operating activities	$85,866	$80,177	$(26,072)	$10,670	$150,641

Cash Flows from Investing Activities:
Proceeds from sales of property and equipment	1,119	7,138	-	-	8,257
Purchases of property and equipment	(9,844)	(40,921)	(5,972)	-	(56,737)
Payments for purchases of businesses	(5,000)	-	-	-	(5,000)
Payments for in-store merchandise shops	-	(2,502)	(490)	-	(2,992)
Investments in and advances to equity investees	-	(4,033)	-	-	(4,033)
Decrease (increase) in investments in and advances to consolidated subsidiaries	52,878	(137,586)	84,708	-	-
Dividends received (paid)	70	(70)	-	-	-
Other, net	(779)	793	(697)	-	(683)
Net cash provided by (used in) investing activities of discontinued operations	-	2,456	(28,567)	-	(26,111)
Net cash provided by (used in) investing activities	38,444	(174,725)	48,982	-	(87,299)

Cash Flows from Financing Activities:
Short-term borrowings, net	(1,572)	-	-	-	(1,572)
Proceeds from borrowings under revolving credit agreement	506,940	-	-	-	506,940
Repayment of borrowings under revolving credit agreement	(525,427)	-	-	-	(525,427)
(Decrease) increase in intercompany loans	(89,705)	87,900	1,805	-	-
Principal payments under capital lease obligations	(5,642)	-	-	-	(5,642)
Proceeds from exercise of stock options	24	-	-	-	24
Payment of deferred financing fees	(14,665)	-	-	-	(14,665)
Net cash used in financing activities of discontinued operations	-	-	(23,305)	-	(23,305)
Net cash (used in) provided by financing activities	(130,047)	87,900	(21,500)	-	(63,647)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	5,319	5,573	(8,245)	-	2,647

Net Change in Cash and Cash Equivalents	(418)	(1,075)	(6,835)	10,670	2,342
Cash and Cash Equivalents at Beginning of Period	3,840	5,281	30,441	(19,190)	20,372
Cash and Cash Equivalents at End of Period	$3,422	$4,206	$23,606	$(8,520)	$22,714

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Fiscal Year Ended January 2, 2010

(In thousands)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash provided by (used in) operating activities	$20,810	$194,414	$(16,781)	$8,847	$207,290

Cash Flows from Investing Activities:
Purchases of property and equipment	(10,271)	(28,003)	(5,999)	-	(44,273)
Payments for purchases of businesses	(5,000)	-	-	-	(5,000)
Payments for in-store merchandise shops	(20)	(6,438)	(727)	-	(7,185)
Investments in and advances to equity investees	-	(7,237)	-	-	(7,237)
Decrease (increase) in investments in and advances to consolidated subsidiaries	137,920	(141,472)	3,552	-	-
Dividends received (paid)	2,013	(2,013)	-	-	-
Other, net	952	(245)	(111)	-	596
Net cash used in investing activities of discontinued operations	-	(5,072)	(17,664)	-	(22,736)
Net cash provided by (used in) investing activities	125,594	(190,480)	(20,949)	-	(85,835)

Cash Flows from Financing Activities:
Short-term borrowings, net	(193,550)	-	-	-	(193,550)
Proceeds from issuance of Convertible Senior Notes	90,000	-	-	-	90,000
(Decrease) increase in intercompany loans	(17,196)	(14,062)	31,258	-	-
Principal payments under capital lease obligations	(4,361)	-	-	-	(4,361)
Payment of deferred financing fees	(40,836)	-	-	-	(40,836)
Net cash provided by financing activities of discontinued operations	-	-	22,946	-	22,946
Net cash (used in) provided by financing activities	(165,943)	(14,062)	54,204	-	(125,801)

Effect of Exchange Rate Changes on Cash and Cash Equivalents	13,402	9,593	(23,708)	-	(713)

Net Change in Cash and Cash Equivalents	(6,137)	(535)	(7,234)	8,847	(5,059)
Cash and Cash Equivalents at Beginning of Period	9,977	5,816	37,675	(28,037)	25,431
Cash and Cash Equivalents at End of Period	$3,840	$5,281	$30,441	$(19,190)	$20,372